Fees Summary	Sep. 10, 2024 USD ($)
Fees Summary [Line Items]
Total Offering	$ 11,421,000
Previously Paid Amount	0.00
Total Fee Amount	1,685.74
Total Offset Amount	0.00
Net Fee	1,685.74
Narrative - Max Aggregate Offering Price	$ 11,421,000
Final Prospectus	true